List of subsidiaries	12 Months Ended
Dec. 31, 2021
List of subsidiaries
List of subsidiaries

27.   List of subsidiaries

Set out below is a list of subsidiaries of the Group.

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2021	2020
Name	%	%
Topland Management Ltd	—	100
Flow Research S.L.	100	100
Nexters Studio LLC	100	—
Nexters Online LLC	100	—
NHW Ltd	100	—
Nexters Global Ltd	100	—
Synergame Investments Ltd	100	—
Game Positive LLC	70	—

Topland Management Ltd

Topland Management Ltd was incorporated in British Virgin Islands on December 7, 2010. The registered office of the company is at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The company has been liquidated on February 19, 2021.

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are creative design of online games.

Nexters Studio LLC

NX Studio LLC was incorporated in Moscow, the Russian Federation on July 7, 2015. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company's principal activities are game development. NX Studio LLC was renamed to Nexters Studio LLC in June of 2021.

Nexters Online LLC

NX Online LLC was incorporated in Moscow, the Russian Federation on January 29, 2020. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company's principal activities are technical support for the online gaming. NX Online LLC was renamed to Nexters Online LLC in June of 2021.

NHW Ltd

NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company's principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company's principal activities are game development.

Synergame Investments Ltd

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company's principal activity is to provide independent developers with expertise and funds needed to launch their games and build successful international businesses.

Game Positive LLC

Game Positive LLC was incorporated in Moscow, the Russian Federation on September 27, 2021. The registered office of the company is Spartakovskiy lane, 2, Building 1, 105082, Moscow. The company's principal activities are game development.